Subsequent Events - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions												1 Months Ended	2 Months Ended		12 Months Ended
	Mar. 15, 2021 USD ($)	Feb. 23, 2021 CAD ($) $ / shares shares	Feb. 22, 2021 USD ($) $ / shares shares	Feb. 12, 2021 $ / shares	Feb. 10, 2021 USD ($) $ / shares shares	Feb. 04, 2021 USD ($) $ / shares shares	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 11, 2020	Aug. 20, 2020 shares	Aug. 19, 2020 shares	Aug. 18, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 04, 2020 USD ($)	Dec. 31, 2020 $ / shares	Feb. 16, 2021 CAD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Price per unit | $ / shares												$ 0	$ 0		$ 0
Gross proceeds from offering | $											$ 20.0
Term of warrants															5 years
Issuance of common shares | shares													296,700,000
Gross proceeds from issuance of common shares | $												$ 75.0		$ 49.9
NASDAQ
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Additional period allowed to regain compliance with listing qualifications								180 days
Regain compliance with listing qualifications initial period date				Feb. 01, 2021
Regain compliance with listing qualifications initial end date				Feb. 12, 2021
Series A Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares											25,800,000
Price per unit | $ / shares											$ 0.50
Series B Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares											14,300,000
Price per unit | $ / shares											$ 0.50
Series A Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price | $ / shares											0.75
Series B Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price | $ / shares											$ 0.0001
Warrants exercised | shares									5,100,000	9,200,000
Issuance of common shares | shares									5,100,000	9,200,000
January 2021 Units Offering | Series A Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares							100,000,000
Description of offering units							series A units (the “Series A Units”), each consisting of one common share and one-half series A warrant (collectively, the “Series A Warrants”) to purchase one common share
Sale price per unit | $ / shares							$ 0.75
January 2021 Units Offering | Series B Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares							33,300,000
Description of offering units							series B units (the “Series B Units”), each consisting of one pre-funded series B warrant (the “Series B Warrants”) to purchase one common share and one-half Series A Warrant to purchase one common share
Sale price per unit | $ / shares							$ 0.75
January 2021 Units Offering | Series A and series B units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Gross proceeds from offering | $							$ 100.0
January 2021 Units Offering | Top of Range | Series A and series B units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Price per unit | $ / shares							$ 0.0001
January 2021 Units Offering | Series A and Series B Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Term of warrants															5 years
January 2021 Units Offering | Series A Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price | $ / shares							0.80
Warrants exercised | shares			63,300,000		3,300,000
Issuance of common shares | shares			63,300,000		3,300,000
Weighted average warrant exercise price | $ / shares			$ 0.80		$ 0.80
Gross proceeds from warrants | $			$ 50.7		$ 2.7
January 2021 Units Offering | Series B Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price | $ / shares							$ 0.0001
Warrants exercised | shares							33,300,000
Issuance of common shares | shares							33,300,000
February 2021 Units Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Term of warrants															5 years
February 2021 Units Offering | Series A Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares						60,500,000
Description of offering units						additional series A units (the “Additional Series A Units”), each consisting of one common share and one-half additional series A warrant (collectively, the “Additional Series A Warrants”) to purchase one common share
Sale price per unit | $ / shares						$ 1.00
February 2021 Units Offering | Series B Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares						14,000,000
Description of offering units						additional series B units (the “Additional Series B Units”), each consisting of one pre-funded additional series B warrant (the “Additional Series B Warrants”) to purchase one common share and one-half Additional Series A Warrant to purchase one common share
Sale price per unit | $ / shares						$ 1.00
February 2021 Units Offering | Series A and series B units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Gross proceeds from offering | $						$ 74.5
February 2021 Units Offering | Top of Range | Series A and series B units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Price per unit | $ / shares						$ 0.0001
February 2021 Units Offering | Series A Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price | $ / shares						1.10
Warrants exercised | shares			35,000,000		2,300,000
Issuance of common shares | shares			35,000,000		2,300,000
Weighted average warrant exercise price | $ / shares			$ 1.10		$ 1.10
Gross proceeds from warrants | $			$ 38.5		$ 2.5
February 2021 Units Offering | Series B Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price | $ / shares						$ 0.0001
Warrants exercised | shares						14,000,000
Issuance of common shares | shares						14,000,000
Registered Offerings | Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Term of warrants			42 months
Warrant exercise price | $ / shares			$ 1.50
Number of common stock shares issuable upon conversion of warrants | shares			1
Number of warrants issued | shares			98,300,000
Minimum Bid Price Requirement | NASDAQ
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Regain compliance with listing qualifications common stock minimum bid price | $ / shares				$ 1.00
Number of consecutive business period to maintain minimum bid closing price				10 days
Strategic Investment | Indiva
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Announced strategic value investment | $																$ 22
Strategic Investment | Indiva | Brokered Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of common shares | shares		25,000,000
Common shares issued price per share | $ / shares		$ 0.44
Gross proceeds from issuance of common shares | $		$ 11
Cash out flow for non-revolving loan issuance | $		$ 11
Joint Venture | SunStream Bancorp Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of joint venture ownership	50.00%
Initial commitment amount | $	$ 100.0